                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                                 Washington, D.C.

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: September 30, 2009
                                               ------------------

Check here if Amendment [ ]; Amendment Number:
                                                -----------

 This Amendment (Check only one.): [ ] is a restatement.
                                   [ ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Belltower Advisors LLC
           -------------------------------
Address:   220 Horizon Drive, Suite 121
           -------------------------------
           Raleigh, NC 27615
           -------------------------------


Form 13F File Number:  28-13598
                      -----------

    The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Mark Corigliano
           ------------------------
Title:     Managing Member
           ------------------------
Phone:     919-424-6544
           ------------------------

Signature, Place, and Date of Signing:

   /s/ Mark Corigliano              Raleigh, NC             November 16, 2009
---------------------------  ---------------------------  ---------------------

Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:

     Form 13F File Number      Name
     28-
     ---------------------     --------------------------------

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                             Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:        0

Form 13F Information Table Entry Total:   15

Form 13F Information Table Value Total:   $103,257
                                          (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

      No.         Form 13F File Number         Name

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                            Belltower Advisors LLC

              Form 13F Information Table as of September 30, 2009

         ITEM 1             ITEM 2   ITEM 3   ITEM 4   ITEM 5                   ITEM 6          ITEM 7         ITEM 8
          ------           -------- --------- ------  ---------- ------ ---------------------- -------- --------------------
     Name of Issuer        Title of   Cusip    Value  Shares of              Investment        Managers   Voting Authority
                            Class    Number   (x1000) Principal              Descretion

                                                       Amount    SH/PRN Sole   Shared    Other           Sole   Shared Other

BUCYRUS INTL INC NEW         COM    118759109  9,929    278,750    SH    X                              278,750      0     0
CARBO CERAMICS INC           COM    140781105 12,133    235,373    SH    X                              235,373      0     0
CONTINENTAL RESOURCES INC    COM    212015101  8,173    208,650    SH    X                              208,650      0     0
CORE LABORATORIES N V        COM    N22717107 11,701    113,502    SH    X                              113,502      0     0
DRIL-QUIP INC                COM    262037104  7,245    145,948    SH    X                              145,948      0     0
FREEPORT-MCMORAN COOPER &
 GO                          COM    35671D857  5,845     85,190    SH    X                               85,190      0     0
GRAN TIERA ENERGY INC        COM    38500T101  3,887    925,000    SH    X                              925,000      0     0
PAN AMERICAN SILVER CORP     COM    697900108  6,566    287,999    SH    X                              287,999      0     0
PATRIOT COAL CORP            COM    70336T104  3,359    285,600    SH    X                              285,600      0     0
ST MARY LD & EXPL CO         COM    792228108  6,698    206,350    SH    X                              206,350      0     0
STEEL DYNAMICS INC           COM    858119100  8,035    523,795    SH    X                              523,795      0     0
SUPERIOR WELL SVCS INC       COM    86837X105  2,367    244,508    SH    X                              244,508      0     0
TEAM INC                     COM    878155100  5,247    309,535    SH    X                              309,535      0     0
VALE SA                      ADR    91912E105  5,711    246,900    SH    X                              246,900      0     0
WALTER ENERGY INC            COM    93317Q105  6,361    105,907    SH    X                              105,907      0     0